Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Property and Equipment
Property and Equipment

6.Property and Equipment

Property and equipment consisted of the following:

	As of	As of
	June 30,	December 31,
	2026	2025
Machinery and equipment	$5,580,089	$5,814,929
Leasehold improvements	1,390,825	1,381,241
Furniture	1,288,537	1,261,196
Electronic equipment	1,326,767	1,282,907
Other assets	2,587,305	2,566,559
Construction in progress	251,298	96,865
Total property and equipment, gross	12,424,821	12,403,697
Accumulated depreciation	(9,675,770)	(8,576,467)
Total property and equipment, net	$2,749,051	$3,827,230

Total depreciation expense on property and equipment was $1,094,946 and $1,333,518 for the six months ended June 30, 2026 and 2025, respectively.

6.	Property and Equipment

Property and equipment consisted of the following as of December 31:

	2025	2024
Machinery and equipment	$5,814,929	$15,238,966
Leasehold improvements	1,381,241	2,202,945
Furniture	1,261,196	1,320,869
Electronic equipment	1,282,907	1,766,121
Other assets	2,566,559	2,751,644
Construction in progress	96,865	69,410
Total property and equipment, gross	12,403,697	23,349,955
Accumulated depreciation	(8,576,467)	(16,709,300)
Total property and equipment, net	$3,827,230	$6,640,655

Total depreciation expense on property and equipment was $2,674,222 and $714,540 for the years ended December 31, 2025 and 2024, respectively.